Segmentation of key figures (Details 9) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Profit sharing income	$ 214	$ 209	$ 405	$ 407
Royalty income	26	31	59	225
Milestone income	75	16	115	36
Other	23	19	42	32
Other revenues	338	275	621	700
Innovative Medicines
Disclosure of operating segments [line items]
Profit sharing income	214	209	405	407
Royalty income	19	24	42	54
Milestone income	73	5	112	25
Other	15	13	32	21
Other revenues	321	251	591	507
Sandoz
Disclosure of operating segments [line items]
Royalty income	6	5	12	13
Milestone income	2	11	3	11
Other	8	6	10	11
Other revenues	16	22	25	35
Corporate
Disclosure of operating segments [line items]
Royalty income	1	2	5	158
Other revenues	$ 1	$ 2	$ 5	$ 158